Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2020
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Net Income (Expense) from Financial Operations

Note 27 - Net Income (Expense) from Financial Operations

This item includes the amount of changes in the fair value of financial instruments, except those attributable to interest accrued by applying the effective interest rate method, as well as the results obtained in the purchase and sale thereof.

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Trading instruments (securities)	23,696	17,287	2,527
Financial derivative contracts (trading)	40,714	77,040	152,732
Sale of loans and accounts receivable from customers (*)	6,476	14,588	1,602
Net gain on sale of financial instruments at fair value through other comprehensive income	58,092	35,489	13,765
Net result of ineffectiveness and discontinuation of hedge accounting	(19,890)	(2,597)	—
Others	1,799	1,827	2,129
Totals	110,887	143,634	172,755

(*)    See details Note 10, letter d.